Intangible Assets - Schedule of Components of Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Gross Carrying Amount	$ 2,619,689
Accumulated Amortization	257,512
Net	2,362,177
Skincare Assets and License Agreements [Member]
Gross Carrying Amount	1,944,689	$ 1,944,689
Accumulated Amortization	257,512	(126,968)
Net	$ 1,687,177	$ 1,817,721